BUSINESS DESCRIPTION	6 Months Ended
Jun. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BUSINESS DESCRIPTION	BUSINESS DESCRIPTION
Pagaya Technologies Ltd. and its consolidated subsidiaries (together “Pagaya” or the “Company”) is a technology company that deploys sophisticated data science, machine learning and AI technology to drive better results for financial services and other service providers, their customers, and asset investors. Services providers integrated with Pagaya’s network, which are referred to as “Partners,” range from high-growth financial technology companies to incumbent banks and financial institutions, auto finance providers and residential real estate service providers. Partners have access to Pagaya’s network in order to assist with extending financial products to their customers, in turn helping those customers fulfill their financial needs and dreams. These assets originated by Partners with the assistance of Pagaya’s AI technology are eligible to be acquired by (i) funds managed or advised by Pagaya or one of its affiliates, (ii) securitization vehicles sponsored or administered by Pagaya or one of its affiliates and (iii) other similar vehicles (“Financing Vehicles”).

Pagaya Technologies Ltd. was founded in 2016 and is organized under the laws of the State of Israel. Pagaya has its primary offices in Israel and the United States.